K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

March 2, 2020
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520
Neuberger Berman Advisers Management Trust (the “Registrant”)
-- Short Duration Bond Portfolio (Class I)
File Nos. 002-88566; 811-04255
Re: Request for Selective Review for Post-Effective Amendment No. 87

Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Advisers Management Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A (“PEA 87”) on behalf of its series and classes listed above.  PEA 87 includes the prospectus (“Prospectus”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to amend the registration statement to reflect changes to the principal investment strategies and principal risks of Neuberger Berman Neuberger Berman Short Duration Bond Portfolio.  This filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Registrant.

        The form of the Prospectus and the section of the Prospectus titled “Your Investment,” and the form of the SAI and the text of the SAI (except the section titled “Investment Information”) do not differ in any significant way from the corresponding disclosure in the Prospectus and the SAI contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):
•	Post-Effective Amendment No. 76 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C

Securities and Exchange Commission
March 2, 2020

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thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class I shares of Absolute Return Multi-Manager Portfolio and Guardian Portfolio (Accession No. 0000898432-16-001950) (February 19, 2016).

Additionally, the form of the Prospectus and the form of the SAI and the text of the SAI (except the section titled “Investment Information”) do not differ in any significant way from the corresponding disclosure in the Prospectus and the SAI contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):
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Post-Effective Amendment No. 137 to the Neuberger Berman Income Funds’ registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Institutional Class, Class A, Class C, Investor Class, Trust Class, and Class R6 shares of Neuberger Berman Short Duration Bond Fund (Accession No. 0000898432-19-001516) (Dec. 20, 2019).

In addition, the corresponding retail open-end fund, Neuberger Berman Short Duration Bond Fund, made an identical change in Post-Effective Amendment  No. 137 to the Neuberger Berman Income Funds’ registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-19-001516) (Dec. 20, 2019), which was previously reviewed by the Staff.

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 87.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 87 will become effective on May 1, 2020. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by April 1, 2020. This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9460 or Franklin H. Na at (202) 778-9473 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

/s/ Elizabeth M. Johnson

Elizabeth M. Johnson